Filed under Rule 497(k) Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2014,

as supplemented to date

Growth Fund

In the section titled “FUND SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for American Century Investment Management Inc. (“American Century”) is hereby supplemented with the following:

Name	Portfolio Manager of the Fund Since	Title
Ted Harlan, CFA	2014	Portfolio Manager

Please retain this supplement for future reference.

  Date: February 19, 2015